Transactions with Related Parties, Brokerage Agreement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Brokerage Agreement [Abstract]
Voyage expenses - related parties	$ 0	$ 0	$ 24
Safbulk [Member] | Brokerage Agreement [Member]
Brokerage Agreement [Abstract]
Brokerage commission percentage			1.25%
Voyage expenses - related parties	$ 0	$ 0	$ 24